INCOME TAXES - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning balance	$ 3,606	$ 6,292
Additions based on tax positions related to the current year	39	154
Additions based on tax positions related to prior years	11	35
Reductions based on tax positions related to prior years	(130)	(2,735)
Lapse of Statutes	(440)	(140)
Ending balance	$ 3,086	$ 3,606